Risk information - Net exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Sub-classifications of financial information
Carrying amount of financial assets	kr 294,327	kr 258,657
Cash collateral under the security agreements for derivative contracts	16,374	10,314
Cash and cash equivalents
Sub-classifications of financial information
Carrying amount of financial assets	2,416	1,231
Treasuries/government bonds
Sub-classifications of financial information
Carrying amount of financial assets	11,117	4,382
Other interest-bearing securities except loans
Sub-classifications of financial information
Carrying amount of financial assets	48,665	39,807
Loans in the form of interest-bearing securities
Sub-classifications of financial information
Carrying amount of financial assets	36,781	41,125
Loans to credit institutions
Sub-classifications of financial information
Carrying amount of financial assets	27,725	23,198
Loans to the public
Sub-classifications of financial information
Carrying amount of financial assets	161,094	141,111
Derivatives
Sub-classifications of financial information
Carrying amount of financial assets	6,529	7,803
Credit risk
Sub-classifications of financial information
Net exposure	337,400	327,200
Adjustment to carrying amount from exposure	17,500	13,000
Carrying amount	354,900	340,200
Derivative exposure after netting	3,700	3,600
Credit risk | Central governments
Sub-classifications of financial information
Net exposure	169,600	167,100
Credit risk | Regional governments
Sub-classifications of financial information
Net exposure	13,400	11,400
Credit risk | Multilateral development banks
Sub-classifications of financial information
Net exposure	100	0
Credit risk | Public sector entity
Sub-classifications of financial information
Net exposure	600	400
Credit risk | Financial institutions
Sub-classifications of financial information
Net exposure	34,200	38,600
Credit risk | Corporates
Sub-classifications of financial information
Net exposure	119,500	109,700
Credit risk | Financial assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	17,600	13,000
Carrying amount of financial assets	299,300	262,200
Credit risk | Financial assets | Central governments
Sub-classifications of financial information
Net exposure	121,200	97,200
Credit risk | Financial assets | Regional governments
Sub-classifications of financial information
Net exposure	13,400	11,400
Credit risk | Financial assets | Multilateral development banks
Sub-classifications of financial information
Net exposure	100
Credit risk | Financial assets | Public sector entity
Sub-classifications of financial information
Net exposure	600	400
Credit risk | Financial assets | Financial institutions
Sub-classifications of financial information
Net exposure	33,300	36,800
Credit risk | Financial assets | Corporates
Sub-classifications of financial information
Net exposure	113,100	103,400
Credit risk | Cash and cash equivalents
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(200)	0
Carrying amount of financial assets	2,400	1,200
Credit risk | Cash and cash equivalents | Central governments
Sub-classifications of financial information
Net exposure	300	500
Credit risk | Cash and cash equivalents | Financial institutions
Sub-classifications of financial information
Net exposure	2,300	700
Credit risk | Treasuries/government bonds
Sub-classifications of financial information
Adjustment to carrying amount from exposure	0	0
Carrying amount of financial assets	11,100	4,400
Credit risk | Treasuries/government bonds | Central governments
Sub-classifications of financial information
Net exposure	11,100	4,400
Credit risk | Other interest-bearing securities except loans
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(100)	(200)
Carrying amount of financial assets	48,700	39,800
Credit risk | Other interest-bearing securities except loans | Central governments
Sub-classifications of financial information
Net exposure	4,800	1,300
Credit risk | Other interest-bearing securities except loans | Regional governments
Sub-classifications of financial information
Net exposure	7,000	4,900
Credit risk | Other interest-bearing securities except loans | Public sector entity
Sub-classifications of financial information
Net exposure	600	400
Credit risk | Other interest-bearing securities except loans | Financial institutions
Sub-classifications of financial information
Net exposure	15,700	20,700
Credit risk | Other interest-bearing securities except loans | Corporates
Sub-classifications of financial information
Net exposure	20,700	12,700
Credit risk | Loans in the form of interest-bearing securities
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(100)	(200)
Carrying amount of financial assets	36,800	41,100
Credit risk | Loans in the form of interest-bearing securities | Financial institutions
Sub-classifications of financial information
Net exposure	700	2,100
Credit risk | Loans in the form of interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	36,200	39,200
Credit risk | Loans to credit institutions
Sub-classifications of financial information
Adjustment to carrying amount from exposure	16,200	10,400
Carrying amount of financial assets	27,700	23,200
Cash collateral under the security agreements for derivative contracts	16,400	10,300
Credit risk | Loans to credit institutions | Central governments
Sub-classifications of financial information
Net exposure	1,400	1,900
Credit risk | Loans to credit institutions | Regional governments
Sub-classifications of financial information
Net exposure	5,500	5,800
Credit risk | Loans to credit institutions | Financial institutions
Sub-classifications of financial information
Net exposure	4,500	4,800
Credit risk | Loans to credit institutions | Corporates
Sub-classifications of financial information
Net exposure	100	300
Credit risk | Loans to the public
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(1,100)	(800)
Carrying amount of financial assets	161,100	141,100
Credit risk | Loans to the public | Central governments
Sub-classifications of financial information
Net exposure	99,500	85,600
Credit risk | Loans to the public | Regional governments
Sub-classifications of financial information
Net exposure	900	700
Credit risk | Loans to the public | Multilateral development banks
Sub-classifications of financial information
Net exposure	100
Credit risk | Loans to the public | Public sector entity
Sub-classifications of financial information
Net exposure		0
Credit risk | Loans to the public | Financial institutions
Sub-classifications of financial information
Net exposure	5,600	4,400
Credit risk | Loans to the public | Corporates
Sub-classifications of financial information
Net exposure	56,100	51,200
Credit risk | Derivatives
Sub-classifications of financial information
Adjustment to carrying amount from exposure	2,000	3,700
Carrying amount of financial assets	6,500	7,800
Credit risk | Derivatives | Financial institutions
Sub-classifications of financial information
Net exposure	4,500	4,100
Credit risk | Derivatives | Corporates
Sub-classifications of financial information
Net exposure	0	0
Credit risk | Other assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	900	100
Carrying amount of financial assets	5,000	3,600
Credit risk | Other assets | Central governments
Sub-classifications of financial information
Net exposure	4,100	3,500
Credit risk | Contingent liabilities and commitments
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(100)
Contingent liabilities and commitments	55,600	78,000
Credit risk | Contingent liabilities and commitments | Central governments
Sub-classifications of financial information
Net exposure	48,400	69,900
Credit risk | Contingent liabilities and commitments | Public sector entity
Sub-classifications of financial information
Net exposure	0
Credit risk | Contingent liabilities and commitments | Financial institutions
Sub-classifications of financial information
Net exposure	900	1,800
Credit risk | Contingent liabilities and commitments | Corporates
Sub-classifications of financial information
Net exposure	kr 6,400	kr 6,300